Income taxes (Tables)	9 Months Ended
Sep. 30, 2025
Income taxes [Abstract]
Schedule of effective tax rate

	Quarters			First nine months
(in USD million)	Q3 2025	Q2 2025	Q3 2024	2025	2024
Income/(loss) before tax	4,666	5,759	7,271	19,318	22,798
Income tax	(4,870)	(4,441)	(4,986)	(15,574)	(15,969)
Effective tax rate	104.4%	77.1%	68.6%	80.6%	70.0%